UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders
[Logo - American Funds®]

The right choice for the long term®

Capital World Growth and Income Fund
[photo of a woman walking through terraced rice fields]

Semi-annual report for the six months ended May 31, 2006

Capital World Growth and Income FundSM seeks long-term capital growth while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2006 (the most recent calendar quarter):

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	+14.52%	+11.04%	+12.91%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 24-27 for details.

The fund’s 30-day yield for Class A shares as of June 30, 2006, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 2.35%, which reflects a fee waiver (2.32% without the fee waiver).

Results for other share classes can be found on page 6. Please see the back cover for important information about other share classes.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

Fellow shareholders:

[photo of a woman walking through terraced rice fields]

Global stock markets logged solid gains during most of the fund’s fiscal first-half. But in the final weeks of this reporting period, growing concerns about interest rates and inflation sent stock prices lower, reducing gains worldwide.

Despite the recent downturn, Capital World Growth and Income Fund recorded a total return of 10.2% for the six months ended May 31, 2006. Fund results exceeded its benchmark, the unmanaged MSCI World Index,SM which returned 8.7%, and that of its peer group reference, the Lipper Global Funds Index, which posted a 9.2% return. Comparative results for longer time periods are shown in the table below.

During the six-month period, shareholders received dividends totaling 45 cents a share and a capital gains distribution (in December 2005) of approximately $1.44 a share. The fund’s dividends provided an income return of 1.2% for the period, equivalent to 2.4% annualized.

[Begin Sidebar]
Results at a glance
(as of May 31, 2006, with all distributions reinvested)

Average annual total returns
Lifetime
	1 year	5 years	10 years	(since 3/26/93)

Capital World Growth
and Income Fund	+23.4%	+11.8%	+13.5%	+14.2%
MSCI World Index*	+18.6	+5.5	+7.4	+9.3
Lipper Global Funds Index†	+20.3	+5.7	+7.5	+9.2

*MSCI World Index is a market capitalization index that is designed to measure global developed-market equity results. The index consists of 23 developed-country indexes, including the United States. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
† Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
[End Sidebar]

A look at global markets

The current fiscal year began December 1, 2005, amid a strengthening global expansion. Rising demand in economies throughout Asia, Europe and the Americas was driving commodity prices higher and attracting broad investor interest. As a result, stock markets around the world rose as if synchronized, many of them approaching levels not seen since 2000.

Then, in early May, investor enthusiasm waned amid mounting evidence of rising inflation. This raised expectations for higher interest rates, not just in the United States — a key driver of the global expansion — but in other countries as well. Investors worried that a sustained rise in rates could stifle economic growth. Stock markets traded lower, and few countries were spared as the selloff extended into June. Stock indexes in developing countries suffered the largest declines, though they had also experienced the largest gains over the previous 12 months.

In the United States, the Federal Reserve raised the federal funds rate a quarter point, to 5.00%, in May, its 16th consecutive rate increase since June 2004. Stock prices retreated as members of the Fed opined that additional increases may be necessary. For the reporting period, U.S. stocks returned 2.5%.* The U.S. stock market is home to 19.6% of the fund’s assets.

*Country returns are based on MSCI indexes for the six months ended May 31, 2006, assume reinvestment of gross dividends, and are expressed in U.S. dollar terms, except where noted.

In the euro zone (the 12 European countries that share a single currency), the European Central Bank raised its key lending rate twice, a quarter point each, during the reporting period, and again in early June, bringing it to 2.75%. Although economic growth throughout Europe has been less robust than in the United States, stock market gains have been substantially higher. For fund shareholders, returns from euro zone and other European investments were magnified by currency trends. All major European currencies strengthened against the U.S. dollar, producing double-digit market gains when translated back into dollars, despite the effects of the May selloff. European investments account for 38.8% of the fund’s assets.

In Japan, the central bank set the stage for higher interest rates following years of ultra-low rates that helped nurture its stagnant economy back to growth. Signs of sustained growth helped lift Japanese stocks to multiyear highs this spring, prior to the May retreat. As in Europe, currency trends boosted returns for fund shareholders. In U.S. dollar terms, Japanese stocks rose 11.9% for the period.

[Begin Sidebar]
Where the fund’s assets were invested

Percent of net assets by region as of May 31, 2006

[begin pie chart]
The Americas	24.2%
Asia/Pacific	24.9%
Bonds, cash & equivalents	10.2%
Europe	38.8%
Other	1.9%
[end pie chart]
	Capital World Growth and Income Fund	MSCI World Index*

The Americas	24.2%	52.9%
United States	19.6	49.4
Canada	1.8	3.5
Brazil	1.7	—
Mexico	1.1	—

Europe	38.8%	31.9%
United Kingdom	9.0	11.4
France	8.2	4.6
Germany	5.3	3.3
Netherlands	3.9	1.6
Switzerland	2.9	3.3
Italy	2.1	1.8
Spain	2.0	1.8
Belgium	1.2	.6
Finland	.9	.7
Norway	.7	.4
Austria	.7	.2
Sweden	.6	1.1
Denmark	.5	.3
Greece	.5	.3
Other Europe	.3	.5

Asia/Pacific	24.9%	15.2%
Japan	6.9	11.6
Taiwan	5.0	—
Korea	4.6	—
Australia	2.8	2.4
Hong Kong	1.9	.7
India	1.2	—
Singapore	1.0	.4
Other Asia/Pacific	1.5	.1

Other	1.9%	—

Bonds, cash & equivalents	10.2%	—

*The MSCI World Index is weighted by market capitalization.
[End Sidebar]

Returns based on stock selection

While Capital World Growth and Income Fund invests primarily in stocks based in developed countries, it has broad exposure to a variety of markets, as shown in the table on page 3. Moreover, many of the established companies that dominate the fund’s portfolio operate in and rely on markets well beyond the borders of the countries in which they are domiciled. Yet it is the relative strengths of the fund’s individual holdings — not simply the markets they inhabit — that helped produce good results. For the most part, the fund focuses on value-oriented stocks that also pay attractive dividends.

During the reporting period, approximately 75% of the fund’s portfolio holdings registered positive returns. The gains were widespread, including investments in virtually every industry sector shown in the summary investment portfolio beginning on page 7.

Among the fund’s 10 largest holdings (tabled below), only Altria posted a share price decline for the period, albeit a small one at -0.6%. Six of these holdings logged double-digit gains: Diageo (+13.9%), E.ON (+21.3%), Koninklijke KPN (+16.0%), Fortis (+22.8%), Veolia Environnement (+29.7%) and Vivendi (+23.8%). The diversity of this group echoes the broader diversity of the portfolio.

[Begin Sidebar]
10 Largest equity holdings
(as of May 31, 2006)

Company	Country	Percent of net assets

Royal Dutch Shell	United Kingdom	2.1%
Altria Group	United States	1.4
Roche Holding	Switzerland	1.3
Diageo	United Kingdom	1.2
TOTAL	France	1.1
E.ON	Germany	1.0
Koninklijke KPN	The Netherlands	1.0
Fortis	Belgium	.9
Veolia Environnement	France	.9
Vivendi	France	.9
[End Sidebar]

Looking ahead

For the balance of the fiscal year, uncertainty about the global expansion could bring more volatility to stock markets around the world. The outlook for equities will likely be tethered to the evolving outlook for inflation and interest rates, especially in the largest global economies. Despite recent market corrections, we remain positive in our outlook for global growth; though the pace of the expansion may slow somewhat in the months ahead, many corporations will continue to grow earnings and pay attractive dividends. Identifying those companies is the ongoing goal of our global research effort.

The correction that began in May has proved unnerving for some investors, particularly those whose focus is short term. However, the portfolio counselors of Capital World Growth and Income Fund typically take a long-term view on investment decisions and, consequently, find a silver lining in the recent selloff: Stocks that were overvalued on a fundamental basis have become more reasonably priced of late, opening up a broader array of investment opportunities for the fund.

Over its 13-year lifetime, Capital World Growth and Income Fund has weathered several market corrections and still rewarded its shareholders with above-average returns. Professional investors understand that market corrections may be healthy, even necessary, for the long-term growth of capital and income. We encourage you to maintain a patient perspective on your own investments and never lose sight of your financial goals.

We look forward to reporting to you at fiscal year-end.

Cordially,

/s/ Gina H. Despres

Gina H. Despres
Vice Chairman of the Board

/s/ Stephen E. Bepler

Stephen E. Bepler
President

July 10, 2006

For current information about the fund, visit americanfunds.com.

Other share class results                              unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2006
(the most recent calendar quarter):
	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	+15.57%	+11.24%	+9.06%
Not reflecting CDSC	+20.57%	+11.50%	+9.06%

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+19.51%	+11.42%	+11.28%
Not reflecting CDSC	+20.51%	+11.42%	+11.28%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+21.46%	+12.28%	+12.15%

Class 529-A shares†— first sold 2/15/02
Reflecting 5.75% maximum sales charge	+14.45%	—	+14.17%
Not reflecting maximum sales charge	+21.45%	—	+15.73%

Class 529-B shares†— first sold 2/21/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	+15.42%	—	+14.89%
Not reflecting CDSC	+20.42%	—	+15.18%

Class 529-C shares†— first sold 2/22/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+19.44%	—	+15.18%
Not reflecting CDSC	+20.44%	—	+15.18%

Class 529-E shares*†— first sold 3/4/02	+21.02%	—	+14.65%

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	+21.70%	—	+21.52%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 24-27 for details.

* These shares are sold without any initial or contingent deferred sales charge.
†	Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Summary investment portfolio May 31, 2006                       unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the back cover.

Industry sector diversification (percent of net assets)

[begin pie chart]
Financials                     21.88%
Consumer discretionary 11.09%
Consumer staples           8.09%
Materials                        7.98%
Energy                           7.41%
Bonds & notes                0.57%
Convertible securities       0.35%
Other industries              33.04%
Short-term securities &
 other assets less liabilities 9.59%
[end pie chart]
Summary investment portfolio, May 31, 2006			unaudited

		Market	Percent
		value	of net
Common stocks - 89.49%	Shares	(000)	assets

Financials - 21.88%
Fortis (Netherlands) (1)	16,414,100	$599,148
Fortis (Belgium) (1)	300,000	10,970.93%
HSBC Holdings PLC (United Kingdom) (1)	25,382,269	441,821
HSBC Holdings PLC (Hong Kong) (1)	5,810,000	101,564.83
UniCredito Italiano SpA (Italy) (1)	54,600,000	416,354
UniCredito Italiano SpA (Germany) (1)	13,500,000	103,056.79
Lloyds TSB Group PLC (1)	54,820,000	517,275.79
Cathay Financial Holding Co., Ltd. (1)	233,824,000	514,449.78
Société Générale (1)	3,309,750	511,315.78
BNP Paribas (1)	5,382,270	502,857.77
Banco Santander Central Hispano, SA (1)	32,860,604	475,804.72
Citigroup Inc.	9,384,500	462,656.70
Sun Hung Kai Properties Ltd. (1)	43,445,000	449,640.68
Kookmin Bank (1)	5,410,000	440,132.67
ING Groep NV (1)	10,546,834	413,860.63
Banco Itaú Holding Financeira SA, preferred nominative	13,614,400	355,951.54
Shinhan Financial Group Co., Ltd. (1)	7,336,300	340,596.52
UBS AG (1)	2,830,811	321,245.49
Washington Mutual, Inc.	6,885,000	316,090.48
Mizuho Financial Group, Inc. (1)	38,452	311,546.47
Other securities		6,776,237	10.31
		14,382,566	21.88

Consumer discretionary - 11.09%
Vivendi SA (1)	16,172,400	581,711.89
Hyundai Motor Co. (1)	5,430,000	420,824.64
Toyota Motor Corp. (1)	6,009,300	318,476.49
Continental AG (1)	2,907,050	318,419.48
Target Corp.	6,304,000	308,392.47
Other securities		5,338,870	8.12
		7,286,692	11.09

Consumer staples - 8.09%
Altria Group, Inc.	12,290,500	889,218	1.35
Diageo PLC (1)	49,931,000	820,804	1.25
Tesco PLC (1)	77,505,563	465,481.71
Nestlé SA (1)	1,445,200	432,543.66
Other securities		2,707,563	4.12
		5,315,609	8.09

Materials - 7.98%
China Steel Corp. (1)	527,276,000	501,971.77
Bayer AG (1)	10,908,700	491,019.75
Barrick Gold Corp., USD denominated	14,000,000	428,540
Barrick Gold Corp.	1,931,540	58,941.74
Gold Fields Ltd. (1)	20,000,000	441,249.67
Other securities		3,326,310	5.05
		5,248,030	7.98

Energy - 7.41%
Royal Dutch Shell PLC, Class B (1)	20,949,312	722,154
Royal Dutch Shell PLC, Class A (ADR)	5,220,000	346,138
Royal Dutch Shell PLC, Class A (1)	7,850,000	259,610
Royal Dutch Shell PLC, Class B (ADR)	1,142,148	79,048	2.14
TOTAL SA (1)	8,818,000	574,478
TOTAL SA (ADR)	2,250,000	146,722	1.10
Other securities		2,741,050	4.17
		4,869,200	7.41

Telecommunication services - 6.67%
Koninklijke KPN NV (1)	54,969,620	632,145.96
AT&T Inc.	21,061,824	548,871.84
Telekom Austria AG (1)	18,952,750	423,780.65
Chunghwa Telecom Co., Ltd. (ADR)	9,979,600	204,482
Chunghwa Telecom Co., Ltd. (1)	98,046,000	183,817.59
Other securities		2,391,174	3.63
		4,384,269	6.67

Information technology - 6.26%
Microsoft Corp.	20,244,000	458,527.70
Nokia Corp. (1)	13,498,750	289,223
Nokia Corp. (ADR)	7,250,300	155,664.68
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	117,774,665	220,995
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	19,202,984	181,852.61
Other securities		2,806,083	4.27
		4,112,344	6.26

Health care - 6.25%
Roche Holding AG (1)	5,341,066	833,547	1.27
AstraZeneca PLC (Sweden) (1)	7,079,800	375,069
AstraZeneca PLC (United Kingdom) (1)	3,317,000	175,575.84
Novo Nordisk A/S, Class B (1)	5,893,100	365,129.55
Other securities		2,357,886	3.59
		4,107,206	6.25

Utilities - 5.47%
E.ON AG (1)	5,952,714	687,514	1.05
Veolia Environnement (1)	10,550,000	586,315.89
Electricité de France SA (1) (2)	9,461,000	516,286.79
Other securities		1,802,161	2.74
		3,592,276	5.47

Industrials - 5.04%
General Electric Co.	14,790,000	506,705.77
United Parcel Service, Inc., Class B	4,591,700	369,862.56
Tyco International Ltd.	13,560,000	367,612.56
Other securities		2,070,629	3.15
		3,314,808	5.04

Miscellaneous - 3.35%
Other common stocks in initial period of acquisition		2,199,385	3.35

Total common stocks (cost: $47,746,308,000)		58,812,385	89.49

Convertible securities - 0.35%

Other - 0.35%
Other securities		232,291.35

Total convertible securities (cost: $281,996,000)		232,291.35

Bonds & notes - 0.57%

Other - 0.57%
Other securities		374,186.57

Total bonds & notes (cost: $378,172,000)		374,186.57

	Principal
	amount
Short-term securities - 9.48%	(000)

Barton Capital LLC 4.81%-5.01% due 6/5-7/21/2006 (3)	$191,950	191,474
Société Générale North America Inc. 5.05% due 8/17/2006	43,500	43,026.36
Abbey National North America LLC 4.82%-5.00% due 6/8-7/21/2006	200,000	199,036.30
Shell International Finance BV 4.84%-4.85% due 6/9-6/30/2006	108,050	107,712.16
Total Capital SA 4.87%-5.04% due 7/11-8/3/2006 (3)	104,600	103,832.16
Other securities		5,588,423	8.50

Total short-term securities (cost: $6,233,293,000)		6,233,503	9.48

Total investment securities (cost: $54,639,769,000)		65,652,365	99.89
Other assets less liabilities		69,083.11

Net assets		$65,721,448	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates:

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  Further details on these holdings and related transactions during the six months ended May 31, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income	Market value of affiliate at 5/31/06
					(000)	(000)
Mediceo Paltac Holdings Co., Ltd. (4)	14,930,500	-	12,930,500	2,000,000	$920	$-
Asahi Diamond Industrial Co., Ltd. (4)	3,950,000		3,950,000	-	164	-
					$1,084	$-

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of directors. At May 31, 2006, 267 of the fund's securities, including those in "Other securities" and "Miscellaneous" in the summary investment portfolio (with aggregate value of $41,090,210,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and and the close of regular trading on the New York Stock Exchange.

(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $2,891,416,000, which represented 4.40% of the net assets of the fund.

(4) Unaffiliated issuer at 5/31/2006

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at May 31, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost:$54,639,769)		$65,652,365
Cash denominated in non-U.S. currencies
(cost: $6,439)		6,608
Cash		1,799
Receivables for:
Sales of investments	115,524
Sales of fund's shares	191,110
Dividends and interest	168,792
Other assets	435	475,861
		66,136,633
Liabilities:
Payables for:
Purchases of investments	302,213
Repurchases of fund's shares	47,057
Investment advisory services	19,498
Services provided by affiliates	40,090
Deferred directors' compensation	1,157
Other fees and expenses	5,170	415,185
Net assets at May 31, 2006		$65,721,448

Net assets consist of:
Capital paid in on shares of capital stock		$51,670,151
Undistributed net investment income		565,824
Undistributed net realized gain		2,469,502
Net unrealized appreciation		11,015,971
Net assets at May 31, 2006		$65,721,448

Total authorized capital stock - 4,000,000 shares, $.01 par value (1,698,044 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share(*	)

Class A	$50,225,758	1,296,131	$38.75
Class B	2,843,481	73,789	38.54
Class C	5,259,735	136,899	38.42
Class F	3,257,811	84,183	38.70
Class 529-A	837,590	21,650	38.69
Class 529-B	111,695	2,898	38.55
Class 529-C	232,513	6,033	38.54
Class 529-E	42,217	1,093	38.63
Class 529-F	17,208	445	38.71
Class R-1	63,803	1,657	38.51
Class R-2	613,944	15,974	38.43
Class R-3	872,115	22,607	38.58
Class R-4	615,233	15,899	38.70
Class R-5	728,345	18,786	38.77
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $41.11 and $41.05, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended May 31, 2006	(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $84,993; also includes $1,084 from affiliates)	$871,864
Interest (net of non-U.S. taxes of $302)	160,686	$1,032,550

Fees and expenses(*):
Investment advisory services	114,735
Distribution services	98,957
Transfer agent services	21,713
Administrative services	9,326
Reports to shareholders	2,382
Registration statement and prospectus	3,322
Postage, stationery and supplies	2,206
Directors' compensation	416
Auditing and legal	50
Custodian	7,315
State and local taxes	550
Other	163
Total fees and expenses before reimbursements/waivers	261,135
Less reimbursement/waiver of fees and expenses:
Investment advisory services	11,474
Administrative services	373
Total fees and expenses after reimbursements/waivers		249,288
Net investment income		783,262

Net realized gain and unrealized
appreciation on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments (including $81,485 net gain from affiliates)	2,485,664
Non-U.S. currency transactions	(12,697)	2,472,967
Net unrealized appreciation:
Investments	2,058,151
Non-U.S. currency translations	8,215	2,066,366
Net realized gain and unrealized appreciation
on investments and non-U.S. currency		4,539,333
Net increase in net assets resulting from operations		$5,322,595

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended May 31,	Year ended November 30,
	2006*	2005
Operations:
Net investment income	$783,262	$933,122
Net realized gain on investments and non-U.S. currency transactions	2,472,967	2,076,338
Net unrealized appreciation on investments and non-U.S. currency translations	2,066,366	2,701,924
Net increase in net assets resulting from operations	5,322,595	5,711,384

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gains	(628,676)	(831,717)
Distributions from net realized gain on investments	(2,018,538)	(736,061)
Total dividends and distributions paid to shareholders	(2,647,214)	(1,567,778)

Capital share transactions	11,866,479	16,167,034

Total increase in net assets	14,541,860	20,310,640

Net assets:
Beginning of period	51,179,588	30,868,948
End of period (including undistributed net investment
income: $565,824 and $411,238, respectively)	$65,721,448	$51,179,588

*Unaudited.

See Notes to Financial Statements

Notes to financial statements     unaudited

1.	Organization and significant accounting policies

Organization - Capital World Growth and Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended May 31, 2006, non-U.S. taxes paid on realized gains were $4,745,000. As of May 31, 2006, non-U.S. taxes provided on unrealized gains were $3,708,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year end. As of November 30, 2005, the fund had tax basis undistributed ordinary income of $463,826,000 and undistributed long-term capital gain of $2,017,391,000.

As of May 31, 2006, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	11,756,817
Gross unrealized depreciation on investment securities	(798,206)
Net unrealized appreciation on investment securities	10,958,611
Cost of investment securities	54,693,754

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended May 31, 2006			Year ended November 30, 2005
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$511,555	$1,566,893	$2,078,448	$695,208	$597,794	$1,293,002
Class B	18,754	85,724	104,478	24,114	30,413	54,527
Class C	32,407	151,301	183,708	36,850	44,527	81,377
Class F	31,411	96,470	127,881	37,021	29,845	66,866
Class 529-A	7,712	23,462	31,174	8,386	6,540	14,926
Class 529-B	663	3,250	3,913	771	1,066	1,837
Class 529-C	1,354	6,522	7,876	1,463	1,924	3,387
Class 529-E	337	1,202	1,539	372	348	720
Class 529-F	165	472	637	173	136	309
Class R-1	376	1,761	2,137	378	417	795
Class R-2	3,616	17,522	21,138	4,127	4,873	9,000
Class R-3	6,933	25,037	31,970	7,637	6,848	14,485
Class R-4	5,686	17,707	23,393	5,766	4,494	10,260
Class R-5	7,707	21,215	28,922	9,451	6,836	16,287
Total	$628,676	$2,018,538	$2,647,214	$831,717	$736,061	$1,567,778

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.360% on such assets in excess of $55 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended May 31, 2006, total investment advisory services fees waived by CRMC were $11,474,000. As a result, the fee shown on the accompanying financial statements of $114,735,000, which was equivalent to an annualized rate of 0.382%, was reduced to $103,261,000, or 0.343% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2006, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended May 31, 2006, the total administrative services fees paid by CRMC were $2,000 and $371,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended May 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$52,080	$20,370	Not applicable	Not applicable	Not applicable
Class B	12,831	1,343	Not applicable	Not applicable	Not applicable
Class C	23,237	Included in administrative services	$3,239	$466	Not applicable
Class F	3,649		1,200	202	Not applicable
Class 529-A	630		294	47	$368
Class 529-B	496		40	21	50
Class 529-C	1,014		81	33	102
Class 529-E	93		15	3	19
Class 529-F	-		6	1	7
Class R-1	274		37	15	Not applicable
Class R-2	2,031		403	1,094	Not applicable
Class R-3	1,937		570	269	Not applicable
Class R-4	685		398	14	Not applicable
Class R-5	Not applicable		325	7	Not applicable
Total	$98,957	$21,713	$6,608	$2,172	$546

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $416,000, shown on the accompanying financial statements, includes $248,000 in current fees (either paid in cash or deferred) and a net increase of $168,000 in the value of the deferred amounts.

Affiliated officers and directors- Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2006
Class A	$8,277,346	215,478	$1,998,393	54,743	$(1,971,289)	(51,196)	$8,304,450	219,025
Class B	567,125	14,821	100,787	2,779	(94,028)	(2,453)	573,884	15,147
Class C	1,337,066	35,064	175,922	4,864	(232,787)	(6,088)	1,280,201	33,840
Class F	793,280	20,632	115,662	3,172	(223,044)	(5,800)	685,898	18,004
Class 529-A	204,936	5,359	31,170	855	(15,650)	(408)	220,456	5,806
Class 529-B	24,231	635	3,913	108	(2,007)	(53)	26,137	690
Class 529-C	59,822	1,566	7,876	217	(5,978)	(156)	61,720	1,627
Class 529-E	10,332	271	1,539	42	(893)	(23)	10,978	290
Class 529-F	5,028	131	637	18	(798)	(21)	4,867	128
Class R-1	20,763	543	2,091	58	(5,618)	(147)	17,236	454
Class R-2	190,586	4,997	21,120	584	(57,622)	(1,506)	154,084	4,075
Class R-3	263,372	6,882	31,950	880	(84,335)	(2,196)	210,987	5,566
Class R-4	199,592	5,207	23,364	641	(66,599)	(1,737)	156,357	4,111
Class R-5	168,563	4,384	27,364	749	(36,703)	(954)	159,224	4,179
Total net increase
(decrease)	$12,122,042	315,970	$2,541,788	69,710	$(2,797,351)	(72,738)	$11,866,479	312,942

Year ended November 30, 2005
Class A	$12,618,355	365,651	$1,233,618	37,169	$(2,402,093)	(69,476)	$11,449,880	333,344
Class B	771,268	22,485	52,649	1,601	(105,101)	(3,053)	718,816	21,033
Class C	1,825,841	53,327	77,734	2,368	(252,790)	(7,366)	1,650,785	48,329
Class F	1,192,571	34,617	60,518	1,823	(244,123)	(7,086)	1,008,966	29,354
Class 529-A	269,162	7,812	14,925	449	(16,248)	(470)	267,839	7,791
Class 529-B	30,143	878	1,836	56	(1,444)	(42)	30,535	892
Class 529-C	71,464	2,080	3,387	103	(5,354)	(155)	69,497	2,028
Class 529-E	12,937	376	720	22	(845)	(24)	12,812	374
Class 529-F	5,383	156	309	10	(538)	(16)	5,154	150
Class R-1	29,691	862	785	24	(6,536)	(189)	23,940	697
Class R-2	245,528	7,163	8,993	273	(52,505)	(1,525)	202,016	5,911
Class R-3	387,808	11,277	14,477	437	(107,696)	(3,135)	294,589	8,579
Class R-4	276,049	7,971	10,259	308	(65,161)	(1,888)	221,147	6,391
Class R-5	257,382	7,460	14,806	445	(61,130)	(1,783)	211,058	6,122
Total net increase
(decrease)	$17,993,582	522,115	$1,495,016	45,088	$(3,321,564)	(96,208)	$16,167,034	470,995

* Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $17,134,245,000 and $8,999,478,000, respectively, during the six months ended May 31, 2006.

Financial highlights	(1)
			Income (loss) from investment operations(2)			Dividends and distributions

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dvidends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income to average net assets
Class A:
Six months ended 5/31/2006	(5)	$36.99	$.52	$3.13	$3.65	$(.45)	$(1.44)	$(1.89)	$38.75	10.19%	$50,226			.75%	(6)	.71%	(6)	2.71%	(6)
Year ended 11/30/2005		33.80	.84	3.95	4.79	(.80)	(.80)	(1.60)	36.99	14.78	39,841			.76		.73		2.41
Year ended 11/30/2004		28.62	.70	5.50	6.20	(.73)	(.29)	(1.02)	33.80	22.21	25,137			.77		.77		2.28
Year ended 11/30/2003		22.80	.65	5.73	6.38	(.56)	-	(.56)	28.62	28.52	14,703			.81		.81		2.70
Year ended 11/30/2002		24.29	.52	(1.53)	(1.01)	(.48)	-	(.48)	22.80	(4.22)	10,016			.82		.82		2.22
Year ended 11/30/2001		28.29	.53	(.90)	(.37)	(.50)	(3.13)	(3.63)	24.29	(1.81)	10,346			.78		.78		2.05
Class B:
Six months ended 5/31/2006	(5)	36.79	.37	3.12	3.49	(.30)	(1.44)	(1.74)	38.54	9.77	2,843			1.54	(6)	1.50	(6)	1.94	(6)
Year ended 11/30/2005		33.63	.56	3.93	4.49	(.53)	(.80)	(1.33)	36.79	13.91	2,158			1.55		1.52		1.62
Year ended 11/30/2004		28.50	.46	5.47	5.93	(.51)	(.29)	(.80)	33.63	21.25	1,265			1.55		1.55		1.52
Year ended 11/30/2003		22.72	.45	5.72	6.17	(.39)	-	(.39)	28.50	27.52	537			1.58		1.58		1.85
Year ended 11/30/2002		24.21	.27	(1.45)	(1.18)	(.31)	-	(.31)	22.72	(4.93)	219			1.59		1.59		1.47
Year ended 11/30/2001		28.21	.31	(.87)	(.56)	(.31)	(3.13)	(3.44)	24.21	(2.57)	126			1.56		1.56		1.21
Class C:
Six months ended 5/31/2006	(5)	36.69	.36	3.10	3.46	(.29)	(1.44)	(1.73)	38.42	9.74	5,260			1.60	(6)	1.56	(6)	1.91	(6)
Year ended 11/30/2005		33.54	.54	3.93	4.47	(.52)	(.80)	(1.32)	36.69	13.83	3,781			1.61		1.57		1.56
Year ended 11/30/2004		28.43	.45	5.45	5.90	(.50)	(.29)	(.79)	33.54	21.17	1,836			1.62		1.61		1.46
Year ended 11/30/2003		22.68	.42	5.71	6.13	(.38)	-	(.38)	28.43	27.40	615			1.65		1.65		1.71
Year ended 11/30/2002		24.18	.20	(1.40)	(1.20)	(.30)	-	(.30)	22.68	(4.95)	179			1.65		1.65		1.43
Period from 3/15/2001 to 11/30/2001		25.35	.12	(1.15)	(1.03)	(.14)	-	(.14)	24.18	(4.08)	50			1.78	(6)	1.78	(6)	.73	(6)
Class F:
Six months ended 5/31/2006	(5)	36.94	.52	3.12	3.64	(.44)	(1.44)	(1.88)	38.70	10.19	3,258			.78	(6)	.74	(6)	2.71	(6)
Year ended 11/30/2005		33.75	.81	3.95	4.76	(.77)	(.80)	(1.57)	36.94	14.72	2,445			.82		.78		2.35
Year ended 11/30/2004		28.59	.68	5.48	6.16	(.71)	(.29)	(1.00)	33.75	22.09	1,243			.86		.85		2.21
Year ended 11/30/2003		22.78	.61	5.75	6.36	(.55)	-	(.55)	28.59	28.43	470			.89		.89		2.49
Year ended 11/30/2002		24.27	.31	(1.34)	(1.03)	(.46)	-	(.46)	22.78	(4.29)	147			.91		.91		2.17
Period from 3/15/2001 to 11/30/2001		25.40	.27	(1.15)	(.88)	(.25)	-	(.25)	24.27	(3.45)	47			.92	(6)	.92	(6)	1.55	(6)
Class 529-A:
Six months ended 5/31/2006	(5)	36.93	.52	3.12	3.64	(.44)	(1.44)	(1.88)	38.69	10.19	838			.80	(6)	.76	(6)	2.71	(6)
Year ended 11/30/2005		33.75	.81	3.94	4.75	(.77)	(.80)	(1.57)	36.93	14.68	585			.83		.80		2.33
Year ended 11/30/2004		28.59	.68	5.48	6.16	(.71)	(.29)	(1.00)	33.75	22.08	272			.86		.85		2.21
Year ended 11/30/2003		22.78	.63	5.73	6.36	(.55)	-	(.55)	28.59	28.43	93			.87		.87		2.55
Period from 2/15/2002 to 11/30/2002		24.29	.36	(1.47)	(1.11)	(.40)	-	(.40)	22.78	(4.61)	28			1.03	(6)	1.03	(6)	2.08	(6)
Class 529-B:
Six months ended 5/31/2006	(5)	36.80	.35	3.12	3.47	(.28)	(1.44)	(1.72)	38.55	9.70	112			1.66	(6)	1.62	(6)	1.84	(6)
Year ended 11/30/2005		33.64	.51	3.93	4.44	(.48)	(.80)	(1.28)	36.80	13.71	81			1.70		1.67		1.46
Year ended 11/30/2004		28.51	.40	5.48	5.88	(.46)	(.29)	(.75)	33.64	21.02	44			1.75		1.74		1.32
Year ended 11/30/2003		22.74	.40	5.73	6.13	(.36)	-	(.36)	28.51	27.28	18			1.78		1.78		1.64
Period from 2/21/2002 to 11/30/2002		23.96	.23	(1.13)	(.90)	(.32)	-	(.32)	22.74	(3.82)	5			1.79	(6)	1.79	(6)	1.31	(6)
Class 529-C:
Six months ended 5/31/2006	(5)	36.80	.36	3.10	3.46	(.28)	(1.44)	(1.72)	38.54	9.70	232			1.64	(6)	1.61	(6)	1.87	(6)
Year ended 11/30/2005		33.63	.51	3.94	4.45	(.48)	(.80)	(1.28)	36.80	13.73	162			1.69		1.65		1.47
Year ended 11/30/2004		28.50	.41	5.47	5.88	(.46)	(.29)	(.75)	33.63	21.04	80			1.74		1.73		1.34
Year ended 11/30/2003		22.74	.41	5.71	6.12	(.36)	-	(.36)	28.50	27.25	29			1.76		1.76		1.66
Period from 2/22/2002 to 11/30/2002		23.98	.23	(1.15)	(.92)	(.32)	-	(.32)	22.74	(3.90)	8			1.77	(6)	1.77	(6)	1.33	(6)
Class 529-E:
Six months ended 5/31/2006	(5)	36.89	.45	3.11	3.56	(.38)	(1.44)	(1.82)	38.63	9.96	42			1.13	(6)	1.09	(6)	2.37	(6)
Year ended 11/30/2005		33.71	.69	3.94	4.63	(.65)	(.80)	(1.45)	36.89	14.31	30			1.17		1.13		1.99
Year ended 11/30/2004		28.56	.57	5.48	6.05	(.61)	(.29)	(.90)	33.71	21.67	14			1.21		1.20		1.86
Year ended 11/30/2003		22.77	.54	5.73	6.27	(.48)	-	(.48)	28.56	27.97	5			1.23		1.23		2.17
Period from 3/4/2002 to 11/30/2002		25.12	.31	(2.28)	(1.97)	(.38)	-	(.38)	22.77	(7.88)	1			1.23	(6)	1.23	(6)	1.85	(6)
Class 529-F:
Six months ended 5/31/2006	(5)	36.95	.55	3.12	3.67	(.47)	(1.44)	(1.91)	38.71	10.27	17			.63	(6)	.59	(6)	2.89	(6)
Year ended 11/30/2005		33.75	.83	3.94	4.77	(.77)	(.80)	(1.57)	36.95	14.74	12			.76		.73		2.40
Year ended 11/30/2004		28.59	.65	5.49	6.14	(.69)	(.29)	(.98)	33.75	21.98	6			.96		.95		2.12
Year ended 11/30/2003		22.80	.61	5.72	6.33	(.54)	-	(.54)	28.59	28.31	1			.98		.98		2.48
Period from 9/17/2002 to 11/30/2002		21.79	.08	1.07	1.15	(.14)	-	(.14)	22.80	5.33	-		(7)	.20		.20		.39
Class R-1:
Six months ended 5/31/2006	(5)	$36.78	$.37	$3.09	$3.46	$(.29)	$(1.44)	$(1.73)	$38.51	9.71%	$64			1.62%	(6)	1.57%	(6)	1.92%	(6)
Year ended 11/30/2005		33.63	.53	3.93	4.46	(.51)	(.80)	(1.31)	36.78	13.78	44			1.63		1.58		1.54
Year ended 11/30/2004		28.50	.44	5.48	5.92	(.50)	(.29)	(.79)	33.63	21.18	17			1.67		1.64		1.44
Year ended 11/30/2003		22.75	.38	5.77	6.15	(.40)	-	(.40)	28.50	27.43	5			1.78		1.66		1.48
Period from 6/7/2002 to 11/30/2002		25.08	.14	(2.37)	(2.23)	(.10)	-	(.10)	22.75	(8.85)	-		(7)	1.41		.80		.66
Class R-2:
Six months ended 5/31/2006	(5)	36.70	.36	3.09	3.45	(.28)	(1.44)	(1.72)	38.43	9.71	614			1.73	(6)	1.56	(6)	1.91	(6)
Year ended 11/30/2005		33.55	.54	3.93	4.47	(.52)	(.80)	(1.32)	36.70	13.83	437			1.79		1.57		1.56
Year ended 11/30/2004		28.45	.45	5.45	5.90	(.51)	(.29)	(.80)	33.55	21.15	201			1.93		1.60		1.47
Year ended 11/30/2003		22.73	.43	5.71	6.14	(.42)	-	(.42)	28.45	27.44	57			2.23		1.62		1.72
Period from 6/7/2002 to 11/30/2002		25.08	.13	(2.35)	(2.22)	(.13)	-	(.13)	22.73	(8.80)	5			.93		.79		.61
Class R-3:
Six months ended 5/31/2006	(5)	36.83	.45	3.12	3.57	(.38)	(1.44)	(1.82)	38.58	9.96	872			1.15	(6)	1.11	(6)	2.36	(6)
Year ended 11/30/2005		33.67	.69	3.94	4.63	(.67)	(.80)	(1.47)	36.83	14.34	628			1.15		1.12		2.00
Year ended 11/30/2004		28.53	.57	5.47	6.04	(.61)	(.29)	(.90)	33.67	21.67	285			1.20		1.19		1.87
Year ended 11/30/2003		22.77	.50	5.75	6.25	(.49)	-	(.49)	28.53	27.90	76			1.29		1.24		1.98
Period from 6/6/2002 to 11/30/2002		25.42	.17	(2.52)	(2.35)	(.30)	-	(.30)	22.77	(9.25)	5			.69		.60		.80
Class R-4:
Six months ended 5/31/2006	(5)	36.94	.51	3.12	3.63	(.43)	(1.44)	(1.87)	38.70	10.16	615			.83	(6)	.79	(6)	2.68	(6)
Year ended 11/30/2005		33.76	.79	3.96	4.75	(.77)	(.80)	(1.57)	36.94	14.68	435			.84		.81		2.29
Year ended 11/30/2004		28.60	.68	5.49	6.17	(.72)	(.29)	(1.01)	33.76	22.10	182			.85		.84		2.22
Year ended 11/30/2003		22.81	.55	5.80	6.35	(.56)	-	(.56)	28.60	28.36	25			.90		.89		2.18
Period from 6/27/2002 to 11/30/2002		23.78	.20	(1.02)	(.82)	(.15)	-	(.15)	22.81	(3.42)	2			.46		.38		.92
Class R-5:
Six months ended 5/31/2006	(5)	37.01	.57	3.12	3.69	(.49)	(1.44)	(1.93)	38.77	10.30	728			.53	(6)	.49	(6)	2.97	(6)
Year ended 11/30/2005		33.81	.91	3.96	4.87	(.87)	(.80)	(1.67)	37.01	15.06	541			.54		.50		2.63
Year ended 11/30/2004		28.63	.76	5.51	6.27	(.80)	(.29)	(1.09)	33.81	22.49	287			.54		.54		2.48
Year ended 11/30/2003		22.81	.70	5.74	6.44	(.62)	-	(.62)	28.63	28.82	110			.56		.56		2.88
Period from 5/15/2002 to 11/30/2002		26.11	.30	(3.27)	(2.97)	(.33)	-	(.33)	22.81	(11.37)	53			.56	(6)	.56	(6)	2.48	(6)

	Six months ended May 31,	Year ended November 30
	2006(5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	17%	26%	21%	27%	32%	45%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown,
CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005, through May 31, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 12/1/2005	Ending account value 5/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,101.93	$3.72	.71%
Class A -- assumed 5% return	1,000.00	1,021.39	3.58	.71
Class B -- actual return	1,000.00	1,097.66	7.84	1.50
Class B -- assumed 5% return	1,000.00	1,017.45	7.54	1.50
Class C -- actual return	1,000.00	1,097.35	8.16	1.56
Class C -- assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class F -- actual return	1,000.00	1,101.94	3.88	.74
Class F -- assumed 5% return	1,000.00	1,021.24	3.73	.74
Class 529-A -- actual return	1,000.00	1,101.85	3.98	.76
Class 529-A -- assumed 5% return	1,000.00	1,021.14	3.83	.76
Class 529-B -- actual return	1,000.00	1,096.98	8.47	1.62
Class 529-B -- assumed 5% return	1,000.00	1,016.85	8.15	1.62
Class 529-C -- actual return	1,000.00	1,097.04	8.42	1.61
Class 529-C -- assumed 5% return	1,000.00	1,016.90	8.10	1.61
Class 529-E -- actual return	1,000.00	1,099.60	5.71	1.09
Class 529-E -- assumed 5% return	1,000.00	1,019.50	5.49	1.09
Class 529-F -- actual return	1,000.00	1,102.69	3.09	.59
Class 529-F -- assumed 5% return	1,000.00	1,021.99	2.97	.59
Class R-1 -- actual return	1,000.00	1,097.11	8.21	1.57
Class R-1 -- assumed 5% return	1,000.00	1,017.10	7.90	1.57
Class R-2 -- actual return	1,000.00	1,097.06	8.16	1.56
Class R-2 -- assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class R-3 -- actual return	1,000.00	1,099.65	5.81	1.11
Class R-3 -- assumed 5% return	1,000.00	1,019.40	5.59	1.11
Class R-4 -- actual return	1,000.00	1,101.63	4.14	.79
Class R-4 -- assumed 5% return	1,000.00	1,020.99	3.98	.79
Class R-5 -- actual return	1,000.00	1,103.05	2.57	.49
Class R-5 -- assumed 5% return	1,000.00	1,022.49	2.47	.49

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Offices of the fund and of the
investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College
Boulevard
Brea, CA 92821-5823

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address
nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

There are several ways to invest in Capital World Growth and Income Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.79 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.85 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.03 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete May 31, 2006, portfolio of Capital World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Capital Group Companies

American Funds              Capital Research and Management              Capital International            Capital Guardian              Capital Bank and Trust

Lit. No. MFGESR-933-0706P

Litho in USA WG/LPT/6269-S7470

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[Logo - American Funds®]

Capital World Growth and Income FundSM
Investment portfolio

May 31, 2006
unaudited

Common stocks — 89.49%	Shares	Market value (000)

FINANCIALS — 21.88%
Fortis (Netherlands)[1]	16,414,100	$599,148
Fortis (Belgium)[1]	300,000	10,970
HSBC Holdings PLC (United Kingdom)[1]	25,382,269	441,821
HSBC Holdings PLC (Hong Kong)[1]	5,810,000	101,564
UniCredito Italiano SpA (Italy)[1]	54,600,000	416,354
UniCredito Italiano SpA (Germany)[1]	13,500,000	103,056
Lloyds TSB Group PLC[1]	54,820,000	517,275
Cathay Financial Holding Co., Ltd.[1]	233,824,000	514,449
Société Générale[1]	3,309,750	511,315
BNP Paribas[1]	5,382,270	502,857
Banco Santander Central Hispano, SA1	32,860,604	475,804
Citigroup Inc.	9,384,500	462,656
Sun Hung Kai Properties Ltd.[1]	43,445,000	449,640
Kookmin Bank[1]	5,410,000	440,132
ING Groep NV1	10,546,834	413,860
Banco Itaú Holding Financeira SA, preferred nominative	13,614,400	355,951
Shinhan Financial Group Co., Ltd.[1]	7,336,300	340,596
UBS AG1	2,830,811	321,245
Washington Mutual, Inc.	6,885,000	316,090
Mizuho Financial Group, Inc.[1]	38,452	311,546
ABN AMRO Holding NV1	9,637,744	267,245
J.P. Morgan Chase & Co.	6,150,000	262,236
Swire Pacific Ltd., Class A1	25,175,000	238,229
Commerzbank U.S. Finance, Inc.[1]	6,241,000	235,069
Hypo Real Estate Holding AG1	3,119,099	197,677
Sumitomo Mitsui Financial Group, Inc.[1]	18,650	190,370
Mitsubishi UFJ Financial Group, Inc.[1]	13,842	189,187
Mitsui Trust Holdings, Inc.[1]	14,662,000	175,149
AXA[1]	4,520,000	157,465
Banco Bradesco SA, preferred nominative	5,162,800	156,178
Fannie Mae	3,045,000	151,489
Freddie Mac	2,500,000	150,100
Crédit Agricole SA1	4,000,000	149,528
NIPPONKOA Insurance Co., Ltd.[1]	16,911,000	147,027
Credit Suisse Group[1]	2,470,000	143,198
ICICI Bank Ltd.[1]	12,288,703	142,923
ICICI Bank Ltd. (ADR)	4,000	106
Hana Financial Holdings[1]	3,156,250	142,562
DnB NOR ASA[1]	10,936,100	141,164
Bank of America Corp.	2,828,300	136,890
Suruga Bank Ltd.[1]	9,565,000	134,357
FirstRand Ltd.[1]	50,000,000	132,411
Commerce Bancorp, Inc.	3,166,000	124,392
Royal Bank of Scotland Group PLC[1]	3,573,667	115,473
Allied Capital Corp.	3,798,000	114,244
Hang Lung Properties Ltd.[1]	62,709,000	110,736
Unibail Holding[1]	647,000	106,681
Macquarie Bank Ltd.[1]	2,200,000	106,464
Zurich Financial Services[1,2]	456,519	103,582
Chinatrust Financial Holding Co., Ltd.[1]	123,881,294	98,911
Willis Group Holdings Ltd.	2,750,000	95,563
Hongkong Land Holdings Ltd.[1]	25,421,800	94,641
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,410,000	90,000
Grupo Financiero Banorte, SA de CV	36,848,252	87,495
Woori Finance Holdings Co., Ltd.[1]	4,197,660	86,526
Wachovia Corp.	1,500,000	80,250
ForeningsSparbanken AB, Class A1	3,000,000	78,651
Sompo Japan Insurance Inc.[1]	6,000,000	76,220
Allianz AG1	460,000	71,660
Fubon Financial Holding Co., Ltd.[1]	78,744,000	69,546
QBE Insurance Group Ltd.[1]	4,139,000	67,077
Mitsui Sumitomo Insurance Co., Ltd.[1]	5,394,000	65,787
Wells Fargo & Co.	976,000	64,777
AEON Mall Co., Ltd.[1]	1,319,900	58,873
Bank of the Philippine Islands[1]	58,693,075	58,276
Samsung Fire & Marine Insurance Co., Ltd.[1]	402,030	56,463
Marsh & McLennan Companies, Inc.	2,000,000	56,060
Westpac Banking Corp.[1]	3,122,000	54,140
Storebrand ASA[1]	4,895,000	52,739
National Savings and Commercial Bank Ltd. (GDR)[1]	736,923	49,618
St. George Bank Ltd.[1]	2,229,729	49,343
Millea Holdings, Inc.[1]	2,766	48,661
Developers Diversified Realty Corp.	900,000	46,035
Commonwealth Bank of Australia[1]	1,373,675	44,798
CapitaLand Ltd.[1]	17,000,000	44,318
Hysan Development Co. Ltd.[1]	17,007,011	43,482
Mitsui Fudosan Co., Ltd.[1]	2,050,000	42,000
Brookfield Asset Management Inc., Class A	997,500	40,730
DBS Group Holdings Ltd.[1]	3,620,000	39,825
Aioi Insurance Co. Ltd.[1]	5,561,000	37,806
Malayan Banking Bhd.[1]	11,439,300	34,358
Deutsche Börse AG1	262,000	34,104
Banco Bilbao Vizcaya Argentaria, SA1	1,580,000	32,828
Nippon Building Fund, Inc.[1]	3,050	31,226
PNC Financial Services Group, Inc.	425,000	29,287
U.S. Bancorp	930,000	28,709
Kimco Realty Corp.	785,000	28,142
Wharf (Holdings) Ltd.[1]	7,800,000	27,848
Erste Bank der oesterreichischen Sparkassen AG1	380,000	21,730
Montpelier Re Holdings Ltd.	1,305,000	20,332
Hang Lung Group Ltd.[1]	8,767,000	20,280
PT Bank Rakyat Indonesia[1]	47,000,000	20,089
PT Bank Mandiri (Persero) Tbk[1]	101,200,000	18,576
Bank Hapoalim Ltd.[1]	3,355,000	15,691
Sun Life Financial Inc.	365,000	14,977
KASIKORNBANK PCL, nonvoting depositary receipt[1]	8,578,400	14,014
XL Capital Ltd., Class A	180,000	11,390
Security Capital European Realty[1,2,3]	15,843	253
		14,382,566

CONSUMER DISCRETIONARY — 11.09%
Vivendi SA1	16,172,400	$581,711
Hyundai Motor Co.[1]	5,430,000	420,824
Hyundai Motor Co., nonvoting preferred, Series 2[1]	1,877,550	88,620
Toyota Motor Corp.[1]	6,009,300	318,476
Continental AG1	2,907,050	318,419
Target Corp.	6,304,000	308,392
SEGA SAMMY HOLDINGS INC.[1]	6,890,000	273,805
Accor SA1	4,610,000	271,096
Lowe’s Companies, Inc.	4,330,000	269,672
Compagnie Générale des Etablissements Michelin, Class B1	3,759,000	246,802
Mediaset SpA[1]	20,550,000	238,701
Ford Motor Co.	27,000,000	193,320
British Sky Broadcasting Group PLC[1]	18,655,000	185,816
LG Electronics Inc.[1]	2,548,000	184,561
Volkswagen AG, nonvoting preferred[1]	3,360,000	169,387
Yue Yuen Industrial (Holdings) Ltd.[1]	60,815,000	166,573
DSG International PLC[1]	42,082,596	153,655
Publishing & Broadcasting Ltd.[1]	10,565,000	147,934
Best Buy Co., Inc.	2,598,000	137,694
News Corp. Inc., Class A	6,719,458	128,140
General Motors Corp.	4,740,000	127,648
NOK Corp.[1]	4,175,000	127,231
H & M Hennes & Mauritz AB, Class B1	3,407,000	123,602
Harrah’s Entertainment, Inc.	1,620,000	123,185
Kingfisher PLC[1]	28,730,197	121,989
Aristocrat Leisure Ltd.[1]	11,934,960	121,354
Carnival Corp., units	2,850,000	113,744
KangwonLand Inc.[1]	6,400,140	113,337
Pioneer Corp.[1]	6,612,500	109,462
Honda Motor Co., Ltd.[1]	1,650,000	107,959
Grupo Televisa, SA, ordinary participation certificates (ADR)	5,328,000	97,982
Pou Chen Corp.[1]	105,000,000	91,296
Kia Motors Corp.[1]	5,000,000	84,889
Limited Brands, Inc.	3,107,517	84,400
William Hill PLC[1]	6,834,800	78,836
Nitori Co., Ltd.[1]	1,526,900	78,421
Daito Trust Construction Co., Ltd.[1]	1,410,000	76,684
Canon Marketing Japan Inc.[1]	3,507,500	74,383
Gestevisión Telecinco SA1	2,865,000	69,217
Daimaru, Inc.[1]	4,534,000	60,844
Kesa Electricals PLC[1]	10,147,598	56,332
Bridgestone Corp.[1]	2,690,000	55,040
Kohl’s Corp.[2]	1,000,000	53,690
Rank Group PLC[1]	12,500,000	48,437
Swatch Group Ltd, non-registered shares[1]	173,750	28,288
Swatch Group Ltd[1]	436,873	14,796
Toyoda Gosei Co., Ltd.[1]	1,800,000	42,461
Fuji Heavy Industries Ltd.[1]	6,919,000	40,946
Tabcorp Holdings Ltd.[1]	3,560,355	40,873
Truworths International Ltd.[1]	9,750,000	35,060
HYUNDAI MOBIS[1]	299,070	23,605
Travis Perkins PLC[1]	800,000	22,908
Li & Fung Ltd.[1]	10,332,000	21,237
Métropole Télévision[1]	310,000	10,040
Takashimaya Co., Ltd.[1]	219,000	2,918
TI Automotive Ltd., Class A1,2	1,068,000	0
		7,286,692

CONSUMER STAPLES — 8.09%
Altria Group, Inc.	12,290,500	$889,218
Diageo PLC[1]	49,931,000	820,804
Tesco PLC[1]	77,505,563	465,481
Nestlé SA1	1,445,200	432,543
Foster’s Group Ltd.[1]	74,116,807	298,310
Seven & I Holdings Co., Ltd.[1]	7,924,000	273,793
Unilever NV1	7,869,000	178,502
Unilever NV (New York registered)	3,795,000	85,881
Reynolds American Inc.	1,935,141	212,749
Coca-Cola Co.	4,200,000	184,926
Koninklijke Ahold NV1,2	20,756,000	170,167
Fomento Económico Mexicano, SA de CV (ADR)[2]	1,803,700	154,739
Interbrew SA1	3,000,000	144,353
Groupe Danone[1]	1,033,000	124,938
Altadis, SA1	2,110,800	100,184
Kellogg Co.	2,050,000	96,555
Imperial Tobacco Group PLC[1]	3,050,000	93,456
Wal-Mart Stores, Inc.	1,728,000	83,722
Scottish & Newcastle PLC[1]	6,053,900	56,174
SABMiller PLC[1]	2,982,216	55,777
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	16,381,100	55,564
PepsiCo, Inc.	900,000	54,414
Gallaher Group PLC[1]	3,000,000	46,347
L’Oréal SA1	496,000	44,513
METRO AG1	750,000	42,406
UST Inc.	655,900	28,866
Woolworths Ltd.[1]	1,900,000	26,672
Bunge Ltd.	465,000	26,319
Coca-Cola West Japan Co. Ltd.[1]	956,500	22,331
Avon Products, Inc.	660,000	20,922
Royal Numico NV1	310,000	13,800
Coca-Cola HBC SA1	352,182	11,183
		5,315,609

MATERIALS — 7.98%
China Steel Corp.[1]	527,276,000	501,971
Bayer AG1	10,908,700	491,019
Barrick Gold Corp., USD denominated	14,000,000	428,540
Barrick Gold Corp.	1,931,540	58,941
Gold Fields Ltd.[1]	20,000,000	441,249
AngloGold Ashanti Ltd.[1]	6,200,000	283,958
Dow Chemical Co.	7,000,000	279,090
Akzo Nobel NV1	4,647,900	251,534
DSM NV1	4,799,729	204,060
Newcrest Mining Ltd.[1]	12,500,000	190,795
Formosa Plastics Corp.[1]	120,729,000	181,585
International Paper Co.	4,720,500	160,403
BASF AG1	1,920,000	156,606
James Hardie Industries Ltd.[1]	21,986,900	140,481
K+S AG1	1,441,600	120,578
Impala Platinum Holdings Ltd.[1]	702,389	118,185
LG Chem, Ltd.[1]	2,638,000	107,079
LG Chem, Ltd., nonvoting preferred[1]	375,000	10,074
Freeport-McMoRan Copper & Gold Inc., Class B	1,750,000	97,982
UPM-Kymmene Corp.[1]	4,024,000	86,525
Phelps Dodge Corp.	1,000,000	85,690
Alcan Inc.	1,515,000	79,310
Norske Skogindustrier ASA[1]	5,081,713	73,695
POSCO[1]	256,730	66,978
Weyerhaeuser Co.	1,040,000	66,518
Ivanhoe Mines Ltd.[2]	9,000,000	61,302
E.I. du Pont de Nemours and Co.	1,300,000	55,289
Potash Corp. of Saskatchewan Inc.	600,000	54,780
Cía. Vale do Rio Doce, Class A, preferred nominative	2,800,000	53,290
Bowater Inc.	2,000,000	46,280
Nitto Denko Corp.[1]	578,000	44,402
Alcoa Inc.	1,365,000	43,298
L’Air Liquide[1]	202,000	42,082
Packaging Corp. of America	1,800,000	38,340
Sonoco Products Co.	1,200,000	38,016
Yara International ASA[1]	1,131,800	15,463
Sappi Ltd.[1]	1,239,000	15,372
Stora Enso Oyj, Class R (ADR)	1,086,300	15,208
M-real Oyj, Class B1	2,369,500	12,791
Smurfit-Stone Container Corp.[2]	974,200	11,661
Formosa Chemicals & Fibre Corp.[1]	5,940,000	9,278
Arkema SA2	149,500	5,376
Arkema SA (ADR)[1,2]	56,250	2,023
Cemex, SA de CV, ordinary participation certificates, units (ADR)[2]	16,377	933
		5,248,030

ENERGY — 7.41%
Royal Dutch Shell PLC, Class B1	20,949,312	722,154
Royal Dutch Shell PLC, Class A (ADR)	5,220,000	346,138
Royal Dutch Shell PLC, Class A1	7,850,000	259,610
Royal Dutch Shell PLC, Class B (ADR)	1,142,148	79,048
TOTAL SA1	8,818,000	574,478
TOTAL SA (ADR)	2,250,000	146,722
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	2,500,000	190,900
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,000,000	173,700
Chevron Corp.	5,013,962	299,785
ENI SpA[1]	9,390,000	283,448
Oil & Natural Gas Corp. Ltd.[1]	9,486,000	229,231
Norsk Hydro ASA[1]	7,329,500	205,344
Canadian Oil Sands Trust[3]	5,500,000	177,323
Canadian Oil Sands Trust	150,205	4,843
Reliance Industries Ltd.[2]	8,627,000	178,093
Husky Energy Inc.	3,015,000	177,160
Schlumberger Ltd.	1,540,000	100,978
ConocoPhillips	1,550,000	98,099
Canadian Natural Resources, Ltd.	1,700,000	89,547
Exxon Mobil Corp.	1,400,000	85,274
SK Corp. (Korea)[1]	1,239,410	83,394
Caltex Australia Ltd.[1]	4,164,181	60,378
PTT Exploration and Production PCL[1]	19,620,000	56,924
Transocean Inc.[2]	695,000	56,552
Marathon Oil Corp.	670,000	50,283
Williams Companies, Inc.	1,935,000	43,731
Sasol Ltd.[1]	1,100,000	41,358
SBM Offshore NV1	210,000	22,577
Kinder Morgan, Inc.	175,000	17,584
Enbridge Inc.	463,518	14,544
		4,869,200

TELECOMMUNICATION SERVICES — 6.67%
Koninklijke KPN NV1	54,969,620	$632,145
AT&T Inc.	21,061,824	548,871
Telekom Austria AG1	18,952,750	423,780
Chunghwa Telecom Co., Ltd. (ADR)	9,979,600	204,482
Chunghwa Telecom Co., Ltd.[1]	98,046,000	183,817
América Móvil SA de CV, Series L (ADR)	7,809,000	255,042
Vodafone Group PLC[1]	98,432,600	226,870
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	292,508,000	226,108
Far EasTone Telecommunications Co., Ltd.[1]	172,280,000	212,702
Philippine Long Distance Telephone Co.[1]	2,717,670	102,281
Philippine Long Distance Telephone Co. (ADR)	1,650,000	62,139
Verizon Communications Inc.	4,800,000	149,808
Telekomunikacja Polska SA1	20,858,600	131,603
China Netcom Group Corp. Ltd. (China)[1]	80,600,000	127,375
BellSouth Corp.	3,569,000	120,525
KT Corp. (ADR)	3,970,000	87,539
KT Corp.[1]	339,940	14,506
France Télécom, SA1	3,862,960	86,681
Telecom Italia SpA, nonvoting[1]	31,765,000	81,266
Tele Norte Leste Participações SA, preferred nominative	5,805,997	75,899
Teléfonos de México, SA de CV, Class L (ADR)	3,623,474	71,709
Maxis Communications Bhd.[1]	25,310,000	61,793
SK Telecom Co., Ltd. (ADR)	2,330,000	60,813
Advanced Info Service PCL[1]	19,930,900	48,571
COSMOTE Mobile Telecommunications SA1	1,650,000	37,525
China Unicom Ltd.[1]	40,870,000	36,716
KDDI Corp.[1]	5,700	35,728
Telefónica, SA1	1,868,729	30,621
Sprint Nextel Corp., Series 1	1,100,000	23,331
Magyar Telekom Telecommunications Co. Ltd.[1,2]	5,243,600	21,731
Embarq Corp.[2]	55,000	2,292
		4,384,269

INFORMATION TECHNOLOGY — 6.26%
Microsoft Corp.	20,244,000	458,527
Nokia Corp.[1]	13,498,750	289,223
Nokia Corp. (ADR)	7,250,300	155,664
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	117,774,665	220,995
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	19,202,984	181,852
International Business Machines Corp.	3,130,200	250,103
Canon, Inc.[1]	3,237,700	224,542
Samsung Electronics Co., Ltd.[1]	321,256	206,542
Hewlett-Packard Co.	6,300,000	203,994
Delta Electronics, Inc.[1]	69,534,840	194,411
Yahoo! Inc.[2]	6,125,000	193,489
Powerchip Semiconductor Corp.[1,2]	280,185,000	189,213
Murata Manufacturing Co., Ltd.[1]	2,627,000	170,039
ASML Holding NV (New York registered)[2]	4,145,000	84,309
ASML Holding NV1,2	4,146,000	83,894
Oracle Corp.[2]	11,690,000	166,232
Toshiba Corp.[1]	21,150,000	142,055
TDK Corp.[1]	1,597,200	130,032
Cisco Systems, Inc.[2]	5,483,000	107,905
Chi Mei Optoelectronics Corp.[1]	55,210,751	65,380
Seagate Technology[2]	2,400,000	56,040
Intel Corp.	3,000,000	54,060
Hoya Corp.[1]	1,348,000	51,506
Samsung SDI Co., Ltd.[1]	400,000	33,659
Mediatek Incorporation[1]	2,780,966	31,260
Electrocomponents PLC[1]	5,787,900	27,439
Motorola, Inc.	1,190,000	25,097
Texas Instruments Inc.	750,000	23,422
Ricoh Co., Ltd.[1]	1,082,500	21,124
Analog Devices, Inc.	600,000	20,238
livedoor Co., Ltd.[1,2]	24,137,034	18,172
Corning Inc.[2]	723,513	17,545
Acer Inc.[1]	8,650,000	14,133
Kyoden Co., Ltd.[1]	56,300	248
		4,112,344

HEALTH CARE — 6.25%
Roche Holding AG1	5,341,066	833,547
AstraZeneca PLC (Sweden)[1]	7,079,800	375,069
AstraZeneca PLC (United Kingdom)[1]	3,317,000	175,575
Novo Nordisk A/S, Class B1	5,893,100	365,129
Merck KGaA[1,2]	2,562,000	263,671
Abbott Laboratories	6,160,300	263,045
Sanofi-Aventis[1]	2,371,700	224,067
Johnson & Johnson	3,407,000	205,170
Smith & Nephew PLC[1]	20,669,500	169,065
Bristol-Myers Squibb Co.	6,820,000	167,431
Schering-Plough Corp.	8,400,000	160,104
Eli Lilly and Co.	3,000,000	154,920
Pfizer Inc	6,470,000	153,080
WellPoint, Inc.[2]	1,500,000	107,370
Merck & Co., Inc.	3,000,000	99,870
Aetna Inc.	2,000,000	76,920
Forest Laboratories, Inc.[2]	1,865,000	69,900
McKesson Corp.	1,285,000	63,608
UnitedHealth Group Inc.	1,025,000	45,059
Chugai Pharmaceutical Co., Ltd.[1]	1,899,300	41,025
Mediceo Paltac Holdings Co., Ltd.[1]	2,000,000	38,307
Wyeth	810,000	37,049
Baxter International Inc.	280,220	10,564
Schering AG1	70,074	7,661
		4,107,206

UTILITIES — 5.47%
E.ON AG1	5,952,714	687,514
Veolia Environnement[1]	10,550,000	586,315
Electricité de France SA1,2	9,461,000	516,286
RWE AG1	3,425,000	292,772
NTPC Ltd.[1]	115,168,548	280,833
ENDESA, SA1	7,000,000	234,857
Gas Natural SDG, SA1	6,869,500	208,805
Korea Electric Power Corp.[1]	3,823,280	157,516
Tokyo Gas Co., Ltd.[1]	24,025,000	118,587
National Grid PLC[1]	9,828,572	111,753
Scottish Power PLC[1]	6,349,206	66,447
Exelon Corp.	975,000	55,195
Hong Kong and China Gas Co. Ltd.[1]	19,118,000	42,878
Dominion Resources, Inc.	567,811	41,212
FirstEnergy Corp.	780,000	40,888
Spark Infrastructure	45,435,632	36,612
Equitable Resources, Inc.	1,050,000	35,332
Ameren Corp.	395,000	19,549
Progress Energy, Inc.	350,000	14,714
PG&E Corp.	330,000	13,094
MDU Resources Group, Inc.	350,000	12,418
Southern Co.	375,000	11,989
Xcel Energy Inc.	357,500	6,710
		3,592,276

INDUSTRIALS — 5.04%
General Electric Co.	14,790,000	506,705
United Parcel Service, Inc., Class B	4,591,700	369,861
Tyco International Ltd.	13,560,000	367,612
Siemens AG1	2,289,500	197,514
United Technologies Corp.	2,847,000	177,995
Singapore Technologies Engineering Ltd.[1]	98,500,000	176,982
Sandvik AB1	3,000,000	175,593
Qantas Airways Ltd.[1]	71,274,256	169,325
Deutsche Post AG1	5,265,000	142,973
Nippon Express Co., Ltd.[1]	26,262,300	131,730
Daewoo Shipbuilding & Marine Engineering Co., Ltd.[1]	3,502,330	95,305
ComfortDelGro Corp. Ltd.[1]	95,600,000	88,713
Macquarie Airports[1]	37,599,049	86,474
Wesfarmers Ltd.[1]	3,200,000	83,784
Samsung Heavy Industries Co., Ltd.[1]	3,645,000	76,309
Fraport AG1	1,044,600	71,816
Marubeni Corp.[1]	13,000,000	70,460
Imperial Holdings Ltd.[1]	3,170,000	68,248
Mitsubishi Heavy Industries, Ltd.[1]	13,730,000	60,788
Manpower Inc.	900,000	59,247
Vedior NV1	2,000,000	42,991
SMC Corp.[1]	241,000	33,568
JS Group Corp.[1]	1,300,000	27,383
Singapore Post Private Ltd.[1]	32,160,000	21,698
Contax Participações SA, preferred nominative	15,044,930	10,663
Contax Participações SA, ordinary nominative	762,130	1,021
Contax Participações SA, preferred nominative (ADR)	70,000	50
		3,314,808

MISCELLANEOUS — 3.35%
Other common stocks in initial period of acquisition		2,199,385

Total common stocks (cost: $47,746,308,000)		58,812,385

	Shares or	Market value
Convertible securities — 0.35%	principal amount	(000)

CONSUMER DISCRETIONARY — 0.14%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	3,250,000	$94,315

TELECOMMUNICATION SERVICES — 0.07%
Crown Castle International Corp. 6.25% convertible preferred 2012[2]	635,200	34,806
Deutsche Telekom International Finance BV 6.50% convertible bonds 2006	€10,000,000	12,376
		47,182

INFORMATION TECHNOLOGY — 0.07%
Intel Corp. 2.95% convertible debentures 2035[3]	$30,000,000	24,825
ASML Holding NV 5.50% convertible notes 2010	€12,700,000	21,182
		46,007

INDUSTRIALS — 0.05%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023	$25,000,000	32,188

MATERIALS — 0.02%
Freeport-McMoRan Copper & Gold Inc., 5.50% convertible preferred	10,000	12,599

Total convertible securities (cost: $281,996,000)		232,291

Bonds & notes — 0.57%	Principal amount (000)

CONSUMER DISCRETIONARY — 0.34%
General Motors Acceptance Corp. 4.50% 2006	$7,000	6,985
General Motors Acceptance Corp. 6.125% 2006	10,000	9,966
General Motors Acceptance Corp. 5.968% 2007[4]	9,735	9,642
General Motors Acceptance Corp. 6.039% 2007[4]	10,000	9,876
General Motors Acceptance Corp. 6.125% 2007	10,000	9,902
General Motors Acceptance Corp. 6.15% 2007	5,265	5,194
General Motors Corp. 7.20% 2011	2,695	2,277
General Motors Corp. 7.125% 2013	2,300	1,811
General Motors Corp. 8.25% 2023	12,240	9,272
General Motors Corp. 8.375% 2033	137,760	105,214
R.H. Donnelley Corp., Series A-2, 6.875% 2013[3]	24,225	22,287
R.H. Donnelley Corp., Series A-3, 8.875% 2016[3]	20,600	20,806
Delphi Automotive Systems Corp. 6.55% 2006[5]	14,955	12,375
		225,607

NON-U.S. GOVERNMENT BONDS & NOTES — 0.13%
Indonesia (Republic of) 10.00% 2011	IDR 74,000,000	7,450
Indonesia (Republic of) 13.40% 2011	90,000,000	10,302
Indonesia (Republic of) 9.50% 2015	122,825,000	11,571
Indonesia (Republic of) 11.00% 2020	220,000,000	22,281
Brazilian Treasury Bill 0% 2007	R$80	30,717
		82,321

FINANCIALS — 0.08%
Hopson Development Holdings Ltd. 8.125% 2012[3]	$50,000	51,250

ENERGY — 0.02%
El Paso Corp. 7.875% 2012	14,500	15,008

Total bonds & notes (cost: $378,172,000)		374,186

	Principal amount	Market value
Short-term securities — 9.48%	(000)	(000)

Fannie Mae 4.76%-4.95% due 6/28-8/16/2006	$263,817	$261,886
HBOS Treasury Services PLC 4.76%-5.05% due 6/9-8/15/2006	253,100	251,180
Barton Capital LLC 4.81%-5.01% due 6/5-7/21/2006[3]	191,950	191,474
Société Générale North America Inc. 5.05% due 8/17/2006	43,500	43,026
Danske Corp. 4.82%-5.02% due 6/1-7/17/2006[3]	224,300	223,463
Spintab AB (Swedmortgage) 4.76%-5.045% due 6/1-8/15/2006	216,000	214,367
Dexia Delaware LLC 4.855%-5.005% due 6/15-7/7/2006	201,500	200,740
Abbey National North America LLC 4.82%-5.00% due 6/8-7/21/2006	200,000	199,036
Westpac Banking Corp. 5.03%-5.115% due 8/8-9/1/2006[3]	92,300	91,339
Westpac Trust Securities NZ Ltd. 4.88%-4.93% due 6/30-7/11/2006[3]	107,200	106,684
Citigroup Funding Inc. 4.81% due 6/14/2006	74,500	74,365
CAFCO, LLC 4.95%-5.04% due 6/22-7/18/2006[3]	108,200	107,570
IXIS Commercial Paper Corp. 4.85%-4.88% due 6/21-6/29/2006[3]	176,500	175,876
BASF AG 4.89%-5.01% due 6/27-7/25/2006[3]	174,700	173,832
Freddie Mac 4.65%-4.95% due 6/6-8/15/2006	167,100	165,643
Barclays U.S. Funding Corp. 4.89%-5.115% due 6/16-8/14/2006	165,000	163,911
Old Line Funding, LLC 4.84%-5.03% due 6/1-7/17/2006[3]	161,816	161,285
Federal Home Loan Bank 4.65%-4.991% due 6/7-8/16/2006	159,100	157,729
Toronto-Dominion Holdings USA Inc. 4.885%-4.91% due 6/22-7/10/2006[3]	150,000	149,390
Bank of Ireland 4.90%-5.035% due 6/23-8/7/2006[3]	150,000	149,091
American Honda Finance Corp. 4.83%-5.00% due 6/5-7/21/2006	146,125	145,615
Allied Irish Banks N.A. Inc. 4.89%-5.015% due 6/19-7/10/2006[3]	137,700	137,116
Lloyds Bank PLC 4.85%-5.01% due 6/19-8/11/2006	125,000	124,306
Bank of America Corp. 4.92%-5.12% due 6/29-9/1/2006	119,700	118,855
Toyota Motor Credit Corp. 4.91%-5.04% due 6/27-8/2/2006	115,400	114,731
Siemens Capital Co. LLC 4.82%-4.98% due 6/9-6/30/2006	115,000	114,640
ING (U.S.) Funding LLC 4.84%-4.99% due 6/7-7/6/2006	68,800	68,646
Mont Blanc Capital Corp. 5.00% due 6/5/2006[3]	42,803	42,773
Amsterdam Funding Corp. 4.88%-5.01% due 6/1-7/13/2006[3]	110,000	109,810
Canadian Imperial Holdings Inc. 4.76%-4.92% due 6/6-7/10/2006	108,600	108,323
Shell International Finance BV 4.84%-4.85% due 6/9-6/30/2006	108,050	107,712
Total Capital SA 4.87%-5.04% due 7/11-8/3/2006[3]	104,600	103,832
Royal Bank of Scotland PLC 4.82% due 6/23/2006	100,000	99,699
Alcon Capital Corp. 4.845% due 6/22/2006[3]	50,000	49,856
Nestlé Capital Corp. 4.845% due 6/20/2006[3]	49,900	49,765
Calyon North America Inc. 4.905%-4.94% due 6/19-7/19/2006	100,000	99,546
Scotiabank Inc. 4.88% due 6/30/2006[3]	50,000	49,795
Bank of Nova Scotia 5.00% due 7/11/2006	50,000	49,715
Stadshypotek Delaware Inc. 4.955%-5.015% due 7/12-7/20/2006[3]	100,000	99,388
BNP Paribas Finance Inc. 4.93% due 7/20/2006	100,000	99,334
Edison Asset Securitization LLC 4.83%-4.93% due 6/16-6/22/2006[3]	55,800	55,671
General Electric Co. 4.91% due 6/29/2006	33,300	33,169
DaimlerChrysler Revolving Auto Conduit LLC II 4.96%-5.07% due 6/9-8/14/2006	87,286	86,730
Variable Funding Capital Corp. 4.88%-5.02% due 6/6-7/6/2006[3]	80,000	79,724
Preferred Receivables Funding Corp. 5.10% due 8/29/2006[3]	51,673	51,010
Park Avenue Receivables Co., LLC 5.00% due 6/7/2006[3]	24,900	24,876
ANZ (Delaware) Inc. 4.845% due 6/26/2006	40,800	40,656
ANZ National (International) Ltd. 5.07% due 8/2/2006[3]	35,000	34,694
HSBC USA Inc. 4.84% due 6/26/2006	75,000	74,735
Clipper Receivables Co., LLC 4.96% due 7/25/2006[3]	71,500	70,951
Tennessee Valley Authority 4.655% due 6/15/2006	69,200	69,047
Export Development Corp. 4.98% due 7/17/2006	59,100	58,718
Depfa Bank PLC 4.965% due 7/13/2006[3]	55,910	55,590
Rabobank USA Financial Corp. 4.88% due 6/20/2006	50,000	49,865
Caisse d’Amortissement de la Dette Sociale 4.86% due 6/26/2006	50,000	49,824
KfW International Finance Inc. 4.86% due 6/27/2006[3]	50,000	49,817
International Lease Finance Corp. 5.00% due 7/14/2006	50,000	49,707
Swedish Export Credit Corp. 4.93% due 7/19/2006	50,000	49,674
UBS Finance (Delaware) LLC 4.93%-5.00% due 6/8-6/29/2006	49,500	49,372
FCAR Owner Trust I 5.04%-5.06% due 7/17-8/14/2006	44,700	44,329

Total short-term securities (cost: $6,233,293,000)		6,233,503

Total investment securities (cost: $54,639,769,000)		65,652,365
Other assets less liabilities		69,083

Net assets		$65,721,448

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of directors. At May 31, 2006, 267 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $41,090,210,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
2 Security did not produce income during the last 12 months.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,891,461,000, which represented 4.40% of the net assets of the fund.
4 Coupon rate may change periodically.
5 Company not making scheduled interest payments; bankruptcy proceedings pending.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

MFGEFP-933-S4572

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Stephen E. Bepler
Stephen E. Bepler, President and PEO

Date: August 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Stephen E. Bepler
Stephen E. Bepler, President and PEO

Date: August 8, 2006

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and PFO

Date: August 8, 2006